Schedule of Investments (unaudited)	iShares® MSCI Brazil ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 4.4%
Banco Bradesco SA	18,215,537	$55,147,049
Banco do Brasil SA	14,222,750	80,552,195
Banco Inter SA	3,494,727	22,521,761
Banco Santander Brasil SA	7,289,401	42,736,583
		200,957,588
Beverages — 4.1%
Ambev SA	64,516,264	184,304,312

Capital Markets — 4.7%
B3 SA - Brasil, Bolsa, Balcao	82,975,638	163,977,932
Banco BTG Pactual SA	13,299,252	49,536,423
XP Inc.(a)	1	37
		213,514,392
Containers & Packaging — 1.1%
Klabin SA	12,227,905	51,918,869

Diversified Telecommunication Services — 1.5%
Telefonica Brasil SA	7,710,510	68,974,012

Electric Utilities — 2.5%
Centrais Eletricas Brasileiras SA	5,434,351	31,541,730
Energisa SA	2,452,462	19,844,445
Equatorial Energia SA	15,338,783	61,580,500
		112,966,675
Electrical Equipment — 3.3%
WEG SA	25,775,496	147,770,616

Food & Staples Retailing — 2.0%
Atacadao SA	8,146,352	22,213,965
Raia Drogasil SA	17,553,607	69,879,083
		92,093,048
Food Products — 2.8%
BRF SA(a)	10,159,073	35,689,620
JBS SA	14,401,277	91,323,235
		127,012,855
Health Care Providers & Services — 3.1%
Hapvida Participacoes e Investimentos SA(b)	12,421,574	24,105,832
Notre Dame Intermedica Participacoes SA	6,961,984	76,110,806
Rede D'Or Sao Luiz SA(b)	4,398,057	39,248,739
		139,465,377
Independent Power and Renewable Electricity Producers — 0.6%
Engie Brasil Energia SA	4,121,816	28,249,343

Insurance — 1.0%
BB Seguridade Participacoes SA	12,047,876	44,746,774

Internet & Direct Marketing Retail — 0.8%
Americanas SA(a)	6,805,554	36,704,003

IT Services — 0.0%
Getnet Adquirencia e Servicos para Meios de Pagamento SA(a)	0	—

Metals & Mining — 16.5%
Cia. Siderurgica Nacional SA	11,419,700	44,201,228
Vale SA	56,571,926	703,897,511
		748,098,739
Multiline Retail — 3.1%
Lojas Renner SA	15,770,872	79,810,258
Security	Shares	Value

Multiline Retail (continued)
Magazine Luiza SA	45,073,366	$62,536,755
		142,347,013
Oil, Gas & Consumable Fuels — 8.4%
Cosan SA	17,276,175	65,302,119
Petroleo Brasileiro SA	52,217,008	279,947,103
Ultrapar Participacoes SA	13,280,496	34,087,988
		379,337,210
Paper & Forest Products — 2.6%
Suzano SA(a)	11,777,328	117,650,727

Personal Products — 1.5%
Natura & Co. Holding SA(a)	13,927,166	66,119,882

Pharmaceuticals — 0.7%
Hypera SA	6,792,856	32,768,974

Road & Rail — 3.4%
Localiza Rent a Car SA	9,686,432	88,062,388
Rumo SA(a)	21,681,953	67,762,732
		155,825,120
Software — 0.7%
TOTVS SA	5,546,019	31,262,546

Specialty Retail — 1.5%
Via S/A(a)	18,661,563	18,821,395
Vibra Energia SA	13,378,183	51,781,756
		70,603,151
Transportation Infrastructure — 1.0%
CCR SA	21,732,341	47,586,669

Water Utilities — 0.8%
Cia. de Saneamento Basico do Estado de Sao Paulo	6,047,087	36,227,557

Wireless Telecommunication Services — 0.9%
TIM SA	15,967,848	39,196,404

Total Common Stocks — 73.0%
(Cost: $2,772,883,902)	.	3,315,701,856

Preferred Stocks

Banks — 13.7%
Banco Bradesco SA, Preference Shares, NVS	68,986,290	244,317,624
Itau Unibanco Holding SA, Preference Shares, NVS	68,784,823	273,825,224
Itausa SA, Preference Shares, NVS	58,974,178	101,439,971
		619,582,819
Chemicals — 0.4%
Braskem SA, Class A, Preference Shares, NVS(a)	2,235,062	19,898,228

Electric Utilities — 1.7%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	5,042,918	28,749,526
Cia. Energetica de Minas Gerais, Preference Shares, NVS	19,867,054	46,435,442
		75,184,968
Metals & Mining — 2.3%
Bradespar SA, Preference Shares, NVS	2,470,916	21,866,124
Gerdau SA, Preference Shares, NVS	18,482,768	84,821,796
		106,687,920
Oil, Gas & Consumable Fuels — 7.8%
Petroleo Brasileiro SA, Preference Shares, NVS	67,410,324	352,888,433

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.4%
Alpargatas SA, Preference Shares, NVS	2,611,287	$18,156,872

Total Preferred Stocks — 26.3%
(Cost: $1,012,490,783)		1,192,399,240

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	7,700,000	7,700,000

Total Short-Term Investments — 0.2%
(Cost: $7,700,000)		7,700,000

Total Investments in Securities — 99.5%
(Cost: $3,793,074,685)		4,515,801,096

Other Assets, Less Liabilities — 0.5%		22,613,773

Net Assets — 100.0%		$4,538,414,869

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$7,700,000	(a)	$—	$—	$—	$7,700,000	7,700,000	$75	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	715	12/17/21	$28,316	$(2,928,501)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil ETF
November 30, 2021

Fair Value Measurements (continued) determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$3,315,701,856	$—	$—	$3,315,701,856
Preferred Stocks	1,192,399,240	—	—	1,192,399,240
Money Market Funds	7,700,000	—	—	7,700,000
	$4,515,801,096	$—	$—	$4,515,801,096
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,928,501)	$—	$—	$(2,928,501)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

 3